Segmented information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total additions to long-lived assets excluding business combinations	$ 10,249	$ 26,450	$ 31,352
Westport Operations [Member]
Total additions to long-lived assets excluding business combinations	2,278	20,871	14,787
Corporate And Technology Investments [Member]
Total additions to long-lived assets excluding business combinations	$ 7,971	$ 5,579	$ 16,565